SCHEDULE-OF-OPERATING LEASE ASSETS AND LIABILITIES (Details)	Jun. 30, 2025 USD ($)	Jun. 30, 2025 HKD ($)	Jun. 30, 2024 HKD ($)
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Right-of-use assets	$ 751,418	$ 5,861,057	$ 886,834
Short-term lease liabilities	241,310	1,882,220	895,765
Long-term lease liabilities	$ 510,107	$ 3,978,837
Weighted-average remaining lease term	3 years	3 years	1 year
Weighted-average discount rate	375.00%	375.00%	412.50%
USD [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Weighted-average remaining lease term	3 years	3 years
Weighted-average discount rate	375.00%	375.00%